Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable [Line Items]
Accounts payable	$ 2,947,206	$ 9,461,921
Amount due to customers of Hong Kong brokerage business [Member]
Accounts Payable [Line Items]
Accounts payable	2,748,745	8,392,037
Amount due to sales agents [Member]
Accounts Payable [Line Items]
Accounts payable	114,408	114,480
Amount due to noncontrolling shareholders [Member]
Accounts Payable [Line Items]
Accounts payable		31,968
Others [Member]
Accounts Payable [Line Items]
Accounts payable	$ 84,053	$ 923,436